UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23127)

GoodHaven Funds Trust
(Exact name of registrant as specified in charter)

4940 SW 83rd Street
                                          Miami, Florida 33143_______________________
(Address of principal executive offices) (Zip code)

Larry Pitkowsky
4940 SW 83rd Street
                                          Miami, Florida 33143_______________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 626-914-7363

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2019

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 70.3%	Value
	Air Transportation - 7.1%
136,000	American Airlines Group Inc.	$3,578,160
60,000	Delta Air Lines, Inc.	3,471,600
		7,049,760

	Asset Management - 1.7%
33,000	Oaktree Capital Group, LLC	1,723,590

	Computer Hardware - 2.8%
150,400	HP Inc.	2,750,816

	Computer Software - 6.4%
5,310	Alphabet Inc. - Class C [1]	6,308,811

	Consumer Products - 3.3%
59,134	Spectrum Brands Holdings, Inc.	3,303,816

	Diversified Holding Companies - 6.1%
29,400	Berkshire Hathaway Inc. - Class B [1]	5,980,254

	Financial Services - 2.3%
71,143	Federated Investors, Inc. - Class B	2,279,422

	Financials - 5.5%
292,512	Jefferies Financial Group Inc.	5,452,424

	Flooring - 2.5%
21,000	Mohawk Industries Inc. [1]	2,496,690

	General Building Materials - 2.6%
129,400	Builders FirstSource, Inc. [1]	2,516,830

	Home Builder - 2.1%
51,946	Lennar Corporation - Class B	2,104,332

	Industrial Supplies - 2.5%
122,805	Systemax Inc.	2,464,696

	Marine Services & Equipment - 1.4%
130,823	Stolt-Nielsen Ltd.	1,417,027

	Metals & Mining - 8.9%
454,650	Barrick Gold Corp.	8,811,117

	Oil & Gas Exploration & Production - 8.3%
1,403,100	Birchcliff Energy Ltd.	1,865,320
36,445	Hess Midstream Partners LP	692,091
525,046	WPX Energy, Inc. [1]	5,649,495
		8,206,906

	Property/Casualty Insurance - 1.8%
2,400	Alleghany Corp. [1]	1,798,344

	Real Estate - 1.2%
30,000	STORE Capital Corp. - REIT	1,132,800

	Retail - 1.0%
65,000	Macy's Inc.	959,400

	Telecommunications - 2.8%
48,000	Verizon Communications Inc.	2,791,680

	TOTAL COMMON STOCKS
	(Cost $53,148,714)	69,548,715

	PREFERRED STOCKS - 1.5%
	Government Agency - 1.5%
7,750	Federal National Mortgage Association, Series E, 5.100% [1,2,3]	155,000
19,980	Federal National Mortgage Association, Series R, 7.625% [1,3]	215,784
27,846	Federal National Mortgage Association, Series S, 8.250% [1,3,4]	337,494
71,981	Federal National Mortgage Association, Series T, 8.250% [1,3]	791,791
		1,500,069

	TOTAL PREFERRED STOCKS
	(Cost $1,077,942)	1,500,069

Principal Amount	U.S. GOVERNMENT SECURITIES - 27.7%
	United States Treasury Bills - 27.7%
$2,000,000	2.391% due 9/19/2019 [5]	1,998,267
4,500,000	2.383% due 10/31/2019 [5]	4,485,970
8,000,000	2.034% due 11/21/2019 [5]	7,966,059
3,500,000	2.054% due 12/19/2019 [5]	3,480,375
8,000,000	2.020% due 1/9/2020 [5]	7,947,086
1,500,000	1.851% due 2/6/2020 [5]	1,488,097
		27,365,854

	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $27,352,189)	27,365,854

	Total Investments
	(Cost $81,578,845) - 99.5%	98,414,638
	Cash and Other Assets in Excess of Liabilities - 0.5%	458,818
	TOTAL NET ASSETS - 100.0%	$98,873,456

REIT - Real Estate Investment Trust
[1]	Non-income producing security.
[2]	A portion of this security is considered illiquid. As of August 31, 2019, the total value of illiquid securities was $58,125 or 0.1% of net assets.
[3]	Perpetual maturity.
[4]	Variable rate dividend; rate shown is rate of last dividend.
[5]	Rate represents the annualized yield to maturity from the purchase price.

GoodHaven Fund
Summary of Fair Value Exposure at August 31, 2019 (Unaudited)

The GoodHaven Fund (the "Fund"), utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2019. See the Schedule of Investments for sector breakouts.

	Level 1	Level 2	Level 3	Total
Common Stocks	$69,548,715	$–	$–	$69,548,715
Preferred Stocks	1,500,069	–	–	1,500,069
U.S. Government Securities	–	27,365,854	–	27,365,854
Total Investments	$71,048,784	$27,365,854	$–	$98,414,638

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The GoodHaven Funds Trust

By (Signature and Title)   /s/ Larry Pitkowsky
                                                        Larry Pitkowsky
                                                        Principal Executive Officer and
                                                        Principal Financial and Accounting Officer

Date   October 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*  /s/ Larry Pitkowsky
                                                        Larry Pitkowsky
                                                        Principal Executive Officer and
                                                        Principal Financial and Accounting Officer

Date   October 29, 2019

* Print the name and title of each signing officer under his or her signature.